Related Parties (Details) - Schedule of Related Parties - BRL (R$) R$ in Thousands		Jun. 30, 2023	Jun. 30, 2022
Compensation plans
Assets		R$ 2,157	R$ 1,839
Liabilities		6,569	7,472
Management [Member]
Compensation plans
Assets		2,035	1,717
Liabilities
Compensation plans [Member]
Compensation plans
Assets		2,035	1,717
Liabilities
Cresca [Member]
Compensation plans
Assets	[1]	122	122
Liabilities	[1]	1,471	1,642
Cresud [Member]
Compensation plans
Assets	[2]
Liabilities	[2]	58	312
Hemir I [Member]
Compensation plans
Assets
Liabilities		5,040	5,518
Amounts receivable/payable [Member]
Compensation plans
Assets
Liabilities
Other [Member]
Compensation plans
Assets		122	122
Liabilities		R$ 6,569	R$ 7,472

[1]	Acquisition of biological assets and other fixed assets by Palmeiras, during the spin-off of Cresca.
[2]	Expenses mainly refer to the implementation, development, and maintenance of systems.